Finance debt - Reconciliation of cash flow from financing activities to finance line items in balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
New finance debt	$ 5,915	$ 0	$ 0
Repayment of finance debt	(2,400)	(2,592)	(2,818)
Repayment of lease liabilities	(1,459)	(1,491)	(1,422)
Dividends paid	(4,791)	(8,578)	(10,906)
Share buy-back	(5,916)	(6,013)	(5,589)
Net current finance debt and other financing activities	(2,875)	933	2,593
Net cash flow from financing activities	(11,526)	(17,741)	(18,142)
Non-current finance debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	19,361	22,230
New finance debt	5,915
Repayment of finance debt	(2,400)	(2,592)
Net cash flow from financing activities	3,515	(2,592)
Transfer to current portion	(162)	225
Debt in other entities	65	0
Effect of exchange rate changes	959	(450)
Other changes	26	(52)
Net other changes	888	(278)
Liabilities arising from financing activities, ending balance	23,763	19,361	22,230
Current finance debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	7,223	5,996
Share buy-back	(4,260)	(4,023)
Net current finance debt and other financing activities	(3,634)	868
Net cash flow from financing activities	(7,894)	(3,155)
Transfer to current portion	162	(225)
Share buy back committed	4,141	3,956
Effect of exchange rate changes	14	(20)
Other changes	401	671
Net other changes	4,718	4,382
Liabilities arising from financing activities, ending balance	4,047	7,223	5,996
Dividend payable
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	1,906	2,649
Dividends paid	(4,791)	(8,578)
Net cash flow from financing activities	(4,791)	(8,578)
Dividend declared	3,787	7,802
Other changes	20	33
Net other changes	3,808	7,835
Liabilities arising from financing activities, ending balance	923	1,906	2,649
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	3,510	3,570
Repayment of lease liabilities	(1,459)	(1,491)
Net cash flow from financing activities	(1,459)	(1,491)
New leases	1,229	1,595
Effect of exchange rate changes	147	(141)
Other changes	(15)	(23)
Net other changes	1,361	1,432
Liabilities arising from financing activities, ending balance	3,412	3,510	3,570
Accrued trade expenses and other payables
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	866	715
Share buy-back	(1,656)	(1,990)
Net cash flow from financing activities	(1,656)	(1,990)
Share buy back committed	1,650	1,980
Effect of exchange rate changes	23	(20)
Other changes	(135)	180
Net other changes	1,538	2,140
Liabilities arising from financing activities, ending balance	748	866	715
Collateral receivables
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	(4,254)	(3,758)
Net current finance debt and other financing activities	843	144
Net cash flow from financing activities	843	144
Effect of exchange rate changes	(21)	11
Net other changes	941	(641)
Liabilities arising from financing activities, ending balance	(2,470)	(4,254)	$ (3,758)
Other balance sheet items
Changes in liabilities arising from financing activities [abstract]
Net current finance debt and other financing activities	(85)	(79)
Net cash flow from financing activities	$ (85)	$ (79)